Regulatory Order Considerations (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Regulatory Order Considarations [Line Items]
Core capital	5.00%				5.00%	5.00%
Total risk-based capital	10.00%				10.00%	10.00%
Individualized workout plans on minimum critical assets amount					$ 250,000
Preferred stock quarterly cash dividends					$ 750,000	$ 421,000
CF Bank [Member]
Regulatory Order Considarations [Line Items]
Core capital	8.00%				8.00%	8.00%
Total risk-based capital	12.00%				12.00%	12.00%
Series B Preferred Stock [Member]
Regulatory Order Considarations [Line Items]
Preferred stock quarterly cash dividends	$ 187,500	$ 187,500	$ 187,500	$ 187,500